Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 029 [Member] - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 432.3
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	432.3		$ 378.8
EBP, Participant Contribution, Receivable	0.5		0.5
EBP, Employer Contribution, Receivable	0.7		0.6
EBP, Note Receivable from Participant	7.4	[1]	6.0
EBP, Receivable	8.6		7.1
EBP, Asset	440.9		385.9
EBP, Other Liability	0.0		0.4
EBP, Net Asset Available for Benefit	$ 440.9		$ 385.5

[1]	Party-in-interest